Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	$ 1,083	$ 497	$ 45
Amortization of prior service cost (credit)	(988)	(858)	(860)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	575	512	575
Prior service (cost) credit	(30)	128	1
Amortization of prior service cost (credit)	(76)	(65)	(64)
Total recognized in other comprehensive (income) loss	(106)	63	(63)
Balance at end of year	469	575	512
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	5,089	5,510	6,257
Prior service (cost) credit	1,120	372	45
Amortization of prior service cost (credit)	(907)	(793)	(792)
Total recognized in other comprehensive (income) loss	213	(421)	(747)
Balance at end of year	5,302	5,089	5,510
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	1	1	(1)
Amortization of prior service cost (credit)	(1)	(1)	1
Total recognized in other comprehensive (income) loss	$ 0	$ 0	$ 0